Valuation and Qualifying Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Allowance for accounts receivable	$ 340	$ 546	$ 636
Valuation and Qualifying Accounts
Schedule II
ARC DOCUMENT SOLUTIONS, INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
(Dollars in thousands)

	Balance at Beginning of Period	Charges to Cost and Expenses	Deductions (1)	Balance at End of Period
Year ended December 31, 2015
Allowance for accounts receivable	$2,413	$340	$(659)	$2,094
Year ended December 31, 2014
Allowance for accounts receivable	$2,517	$546	$(650)	$2,413
Year ended December 31, 2013
Allowance for accounts receivable	$2,634	$636	$(753)	$2,517

(1)	Deductions represent uncollectible accounts written-off net of recoveries.